Taxes Payable (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2024	Oct. 31, 2024
Taxes Payable
Schedule of taxes payable

	April 30,	October 31,
	2025	2024
VAT Payable	205,503	199,982
Others	61,944	63,512
	267,447	263,494

	Years Ended October 31,
	2024	2023
VAT Payable	$199,982	$235,361
Others	63,512	52,981
	$263,494	$288,342